                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4647

                  RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
               (Exact name of registrant as specified in charter)

        50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
              (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 08/31

Date of reporting period: 05/31

                               PORTFOLIO HOLDINGS

                                      FOR

                     RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

                   RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND

                      RIVERSOURCE MICHIGAN TAX-EXEMPT FUND

                     RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

                      RIVERSOURCE NEW YORK TAX-EXEMPT FUND

                        RIVERSOURCE OHIO TAX-EXEMPT FUND

                                AT MAY 31, 2007

INVESTMENTS IN SECURITIES

RiverSource California Tax-Exempt Fund
MAY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (96.4%)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(d,e)                          rate         amount                   Value(a)
Abag Finance Authority for Nonprofit Corporations
Revenue Bonds
San Diego Hospital Association
Series 2001A
  08-15-20                           6.13%      $2,500,000              $2,668,425
Alhambra City Elementary School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999A (FSA)
  09-01-22                           5.95        1,055,000(b)              529,125
Anaheim Community Facilities District
 Special Tax Bonds
 Stadium Lofts
 Series 2007
  09-01-37                           5.00        1,000,000               1,007,900
Anaheim Union High School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2002A (FSA)
  08-01-16                           5.38        1,550,000               1,666,994
Beaumont Financing Authority
 Prerefunded Revenue Bonds
 Series 2000A
  09-01-32                           7.38        1,955,000               2,202,483

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(d,e)                          rate         amount                   Value(a)
California County Tobacco Securitization Agency
 Asset-backed Revenue Bonds
 Alameda County
 Series 2002
  06-01-29                           5.75%        $785,000                $827,429
  06-01-42                           6.00          240,000                 256,178
California Educational Facilities Authority
 Revenue Bonds
 Claremont McKenna College
 Series 2007
  01-01-32                           5.00        1,250,000               1,318,238
California Educational Facilities Authority
  Revenue Bonds
  Stanford University
  Series 1997N
  12-01-27                           5.20        1,000,000               1,015,990
California Educational Facilities Authority
 Revenue Bonds
 University of South California
 Series 2007A
  10-01-37                           4.75        2,000,000               2,045,780
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2003A
  10-01-33                           5.00        2,000,000               2,124,200

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(d,e)                          rate         amount                   Value(a)
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
  11-15-18                           5.00%      $1,500,000              $1,566,090
  11-15-34                           5.00        1,525,000               1,553,350
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
  07-01-23                           5.25        3,500,000               3,655,225
California Health Facilities Financing Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006A
  04-01-39                           5.25        2,000,000               2,081,480
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
  08-01-30                           5.75        2,000,000               2,129,280

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(d,e)                          rate         amount                   Value(a)
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006K A.M.T.
  08-01-41                           4.80%      $1,500,000              $1,475,160
  02-01-42                           5.50        1,000,000(g)            1,054,980
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2007D (FGIC) A.M.T.
  02-01-17                           4.35        1,555,000               1,539,217
  08-01-17                           4.35        2,470,000               2,443,892
California Municipal Finance Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2004 A.M.T.
  09-01-14                           4.10        2,740,000               2,718,464
California Pollution Control Financing Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2005C A.M.T.
  11-01-23                           5.13        1,500,000               1,545,690
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2004E
  04-01-32                           3.88          750,000                 748,478
California Statewide Communities Development Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2006B
  03-01-45                           5.25        1,000,000(g)            1,036,790
California Statewide Communities Development Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2007B
  04-01-36                           4.36          300,000(i)              300,291
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election 2004-B
 Zero Coupon
 Series 2006 (AMBAC)
  08-01-19                           4.75        1,000,000(b)              576,900
City of Azusa
 Special Tax Bonds Escrow
 Community Facilities
 Series 2007
  09-01-27                           5.00        1,110,000               1,110,799
City of Long Beach
 Refunding Revenue Bonds
 Series 2005A (MBIA) A.M.T.
  05-15-20                           5.00        1,500,000               1,563,840
  05-15-21                           5.00        1,000,000               1,040,520
Clovis Unified School District
 Unlimited General Obligation Bonds
 Capital Appreciation Election 2004
 Zero Coupon
 Series 2004A (FGIC)
  08-01-24                           4.65        5,000,000(b)            2,303,100

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(d,e)                          rate         amount                   Value(a)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2004A
  07-01-24                           5.00%      $1,000,000(c)           $1,030,580
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2006A
  07-01-30                           5.25          500,000(c)              528,810
County of Riverside
 Certificate of Participation
 Series 1998 (MBIA)
  12-01-21                           5.00        1,530,000               1,571,019
County of San Diego
 Certificate of Participation
 Series 1993 Inverse Floater (AMBAC)
  09-01-07                           7.32        3,200,000(f)            3,227,840
Eastern Municipal Water
 Special Tax Bonds
 District #2004-27 Cottonwood
 Series 2006
  09-01-27                           5.00          200,000                 201,014
  09-01-36                           5.00          500,000                 500,695
Encinitas Union School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1996 (MBIA)
  08-01-15                           5.85        2,500,000(b)            1,792,650
Fontana Unified School District
 Unlimited General Obligation Bonds
 Convertible Capital Appreciation
 Series 1997D (FGIC)
  05-01-22                           5.75        2,000,000               2,109,700
Foothill-De Anza Community College District
 Unlimited General Obligation Bonds
 Series 2007A (AMBAC)
  08-01-27                           5.00        2,500,000               2,630,025
Golden State Tobacco Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2007A-1
  06-01-27                           4.50        6,230,000               6,085,525
  06-01-33                           5.00        2,750,000               2,714,993
  06-01-47                           5.13        2,500,000               2,486,300
  06-01-47                           5.75        3,250,000               3,438,370
Golden State Tobacco Securitization Corporation
 Enhanced Asset-backed Revenue Bonds
 Series 2005A
  06-01-45                           5.00        1,000,000               1,024,560
Golden State Tobacco Securitization Corporation
 Prerefunded Enhanced Asset-backed Revenue Bonds
 Series 2003B (FSA)
  06-01-43                           5.00          110,000                 116,406
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
  06-01-39                           6.75        1,510,000               1,737,874
  06-01-40                           6.63          750,000                 858,218

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(d,e)                          rate         amount                   Value(a)
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
  06-01-33                           6.25%      $2,490,000              $2,725,952
Inglewood Redevelopment Agency
 Refunding Tax Allocation Bonds
 Merged Redevelopment Project
 Series 1998A (AMBAC)
  05-01-23                           5.25        1,100,000               1,215,610
Lake Elsinore Public Financing Authority
 Revenue Bonds
 Series 1997F
  09-01-20                           7.10          780,000                 799,188
Lammersville School District
 Community Facilities District
 Special Tax Bonds
 Mountain House
 Series 2006
  09-01-35                           5.13        1,000,000               1,007,610
Lancaster Redevelopment Agency
 Refunding Tax Allocation Bonds
 Combined Redevelopment Project Areas
 Series 2003 (MBIA)
  08-01-17                           5.13        1,840,000               2,009,666
Lincoln Public Financing Authority
 Special Tax Bonds
 Sub Series 2007B
  09-01-16                           4.50        1,160,000               1,149,548
  09-01-26                           5.00        2,000,000               1,985,440
Los Angeles Harbor Department
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
  08-01-13                           5.00        2,000,000               2,104,720
Los Angeles Harbor Department
 Revenue Bonds
 Series 1988 Escrowed to Maturity
  10-01-18                           7.60          880,000(g)            1,047,913
Merced Community College District
 Refunding Revenue Bonds
 School Facilities Financing Authority
 Series 2006 (MBIA)
  08-01-21                           5.00          700,000                 764,750
Metropolitan Water District of Southern California
 Revenue Bonds
 Series 2007A
  07-01-37                           5.00        1,500,000               1,582,545
Moreno Valley Unified School District
 Community Facilities District
 Special Tax Bonds
 Series 2007-3
  09-01-37                           5.00          750,000                 749,940
Orange Unified School District
 Community Facilities District
 Special Tax Bonds
 Del Rio School Facilities
 Series 2007-2
  09-01-37                           5.00        1,000,000               1,000,000

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(d,e)                          rate         amount                   Value(a)
Oxnard School District
Unlimited General Obligation Refunding Bonds
Series 2001A (MBIA)
  08-01-30                           5.75%      $2,575,000              $3,037,805
Pittsburg Redevelopment Agency
 Tax Allocation Bonds
 Los Medanos Community Development Project
 Zero Coupon
 Series 1999 (AMBAC)
  08-01-24                           6.05        2,100,000(b)              959,217
Port of Oakland
 Revenue Bonds
 Series 2000K (FGIC) A.M.T.
  11-01-18                           5.63        1,000,000               1,041,890
Puerto Rico Electric Power Authority
 Refunding Revenue Bonds
 Series 2007UU
  07-01-31                           4.29        2,000,000(c,i)          1,999,940
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
  07-01-32                           5.25        1,000,000(c)            1,131,570
Puerto Rico Public Buildings Authority
 Refunding Revenue Bonds
 Government Facilities
 Series 2004J (AMBAC)
  07-01-36                           5.00        1,000,000(c)            1,049,680
Puerto Rico Public Finance Corporation
 Revenue Bonds
 Commonwealth Appropriated
 Series 2004A (MBIA)
  08-01-29                           5.25        1,000,000(c)            1,056,480
Roseville Natural Gas Finance Authority
 Revenue Bonds
 Series 2007
  02-15-26                           5.00        1,500,000               1,590,120
Roseville Public Financing Authority
 Special Tax Bonds
 Junior Lien
 Series 2007B
  09-01-22                           4.75        1,210,000               1,193,145
  09-01-33                           5.00        1,470,000               1,452,948
San Francisco Bay Area Transit Financing Authority
 Prerefunded Revenue Bonds
 Series 2001 (AMBAC)
  07-01-36                           5.13        1,475,000               1,552,600
San Francisco City & County Airports Commission
 Refunding Revenue Bonds
 2nd Series 2001-27B (FGIC)
  05-01-16                           5.25        2,170,000               2,286,355
San Juan Unified School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999 (FSA)
  08-01-21                           5.68          820,000(b)              441,004
  08-01-24                           5.70        1,810,000(b)              833,722

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(d,e)                          rate         amount                   Value(a)
San Mateo County Community College District
 Unlimited General Obligation Bonds
 Election of 2001
 Series 2002A (FGIC)
  09-01-18                           5.38%      $1,000,000              $1,073,630
Santa Maria Joint Union High School District
 Prerefunded Unlimited General Obligation Bonds
 Election of 2000
 Series 2003B (FSA)
  08-01-27                           5.00        3,000,000               3,241,560
Semitropic Improvement District
 Revenue Bonds
 Series 2004A (XLCA)
  12-01-28                           5.00        2,000,000               2,066,820
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2000
  05-01-19                           5.63          250,000                 265,238
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2001
  03-01-31                           5.13        2,335,000               2,446,730
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004 (FGIC)
  02-01-33                           5.00        2,500,000               2,671,800
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004
  04-01-29                           5.30        1,998,000               2,171,506
State of California
 Unlimited General Obligation Bonds
 Series 2002
  02-01-15                           6.00        1,000,000(g)            1,124,400
State of California
 Unlimited General Obligation Bonds
 Series 2003
  02-01-21                           5.25        2,500,000               2,659,075
  02-01-29                           5.25        2,500,000               2,630,775
  02-01-32                           5.00        2,500,000               2,577,250
State of California
 Unlimited General Obligation Bonds
 Series 2004
  03-01-14                           5.25        2,000,000               2,147,500
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
  11-01-22                           5.00        2,000,000               2,077,580
  11-01-23                           5.13        2,500,000               2,624,300
  11-01-24                           5.13        2,000,000               2,097,160
  11-01-29                           5.25          500,000                 529,200
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
  06-01-28                           5.00        2,000,000               2,074,620

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(d,e)                          rate         amount                   Value(a)
State of California
 Unlimited General Obligation Bonds
 Veterans
 Series 2000BJ A.M.T.
  12-01-12                           4.95%      $2,250,000              $2,299,455
  12-01-13                           5.05        1,435,000               1,468,823
  12-01-14                           5.15        2,535,000               2,594,598
State of California
 Unlimited General Obligation Refunding Bonds
 Series 2005
  05-01-23                           5.00        1,500,000               1,561,515
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2000
  05-01-19                           5.63          150,000                 157,997
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2001
  03-01-31                           5.13          165,000                 170,161
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
  04-01-29                           5.30            2,000                   2,129
Stockton
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 1990A (GNMA/FNMA/FHLMC) A.M.T.
  02-01-23                           7.50           30,000                  29,952
Tobacco Securitization Authority of Southern California
 Revenue Bonds
 Series 2006-A1
  06-01-37                           5.00        2,000,000               1,972,980
Walnut Energy Center Authority
 Revenue Bonds
 Series 2004A (AMBAC)
  01-01-29                           5.00        2,500,000               2,587,600
  01-01-34                           5.00        1,000,000               1,033,310
Whittier Union High School District
 Prerefunded Unlimited General Obligation Bonds
 Election of 1999
 Series 2003D (FSA)
  08-01-28                           5.00        2,615,000               2,787,538
----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $162,527,671)                                                  $167,075,427
----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST
(1.2%)(j)
NAME OF
ISSUER AND                         COUPON       PRINCIPAL
TITLE OF ISSUE                      RATE         AMOUNT                   VALUE(A)
Northern California Gas Authority #1
Revenue Bonds
Series 2007-1813-1
  07-01-17                           4.19%      $2,000,000              $2,000,600
----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $2,000,600)                                                      $2,000,600
----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

RiverSource California Tax-Exempt Fund

MUNICIPAL NOTES (2.2%)
                                                 Amount
                                  Effective    payable at
ISSUE(a)                            yield       maturity                  Value(a)
California Economic Recovery
Revenue Bonds
V.R.D.N. Series 2004C-9
(Bank of Nova Scotia)
  07-01-23                           3.77%      $1,200,000              $1,200,000
California Infrastructure & Economic Development Bank
 Revenue Bonds
 Rand Corporation
 V.R.D.N. Series 2002B
 (JPMorgan Chase Bank) AMBAC
  04-01-42                           3.74        2,200,000               2,200,000

MUNICIPAL NOTES (CONTINUED)
                                                 Amount
                                  Effective    payable at
ISSUE(a)                            yield       maturity                  Value(a)
California State Department of Water Resources
 Revenue Bonds
 V.R.D.N. Series 2005F-4
 (Bank of America)
  05-01-22                           3.78%        $400,000                $400,000
----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $3,800,000)                                                      $3,800,000
----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $168,328,271)(k)                                               $172,876,027
==================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2007.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.9% of net assets at May 31, 2007.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FNMA   -- Federal National Mortgage Association
FHLMC  -- Federal Home Loan Mortgage Corporation
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance

(e)  The following abbreviations may be used in the portfolio descriptions:

          -- Alternative Minimum Tax -- At May 31, 2007, the value of securities subject to alternative minimum tax represented
A.M.T.    14.5% of net assets.
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on May 31, 2007. At May 31, 2007, the value of inverse floaters represented 1.9% of net assets.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, June 2007, 10-year                                  $7,400,000

(h) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2007.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2007.

(j) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

--------------------------------------------------------------------------------

 4 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

RiverSource California Tax-Exempt Fund

(k) At May 31, 2007, the cost of securities for federal income tax purposes was approximately $166,828,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $5,042,000
Unrealized depreciation                                                (494,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $4,548,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 5 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

INVESTMENTS IN SECURITIES

RiverSource Massachusetts Tax-Exempt Fund
MAY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (95.2%)
NAME OF
ISSUE AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C,D)                          RATE         AMOUNT                   VALUE(A)
Boston Metropolitan District
Unlimited General Obligation Refunding Bonds
Series 2002A
  12-01-11                           5.13%      $2,050,000              $2,150,757
City of Boston
 Prerefunded Unlimited General Obligation Bonds
 Series 2003A (MBIA)
  02-01-23                           5.00        1,000,000               1,056,330
City of Boston
 Revenue Bonds
 Series 2004A
  11-01-22                           5.00        1,000,000               1,046,540
City of Springfield
 Prerefunded Limited General Obligation Bonds
 State Qualified
 Series 2003 (MBIA)
  01-15-20                           5.25        1,405,000               1,501,158
Commonwealth of Massachusetts
 Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C (FSA)
  11-01-15                           5.50        1,500,000               1,664,865
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 1997A (AMBAC)
  08-01-10                           5.75        1,185,000               1,252,675
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 2004B
  08-01-22                           5.25          500,000                 552,465
  08-01-28                           5.25          500,000                 561,050
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 2004B (MBIA)
  08-01-27                           5.25          500,000                 562,850
Commonwealth of Massachusetts
 Prerefunded Limited General Obligation Bonds
 Consolidated Loan
 Series 2002A (FGIC)
  01-01-14                           5.00        1,500,000               1,528,560
Commonwealth of Massachusetts
 Prerefunded Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C
  11-01-30                           5.25          710,000(h)              755,575
  11-01-30                           5.25        1,290,000               1,372,805
Commonwealth of Massachusetts
 Refunding Revenue Bonds
 Series 2005 (FGIC)
  01-01-28                           5.50          500,000                 576,140
Commonwealth of Massachusetts
 Unlimited General Obligation Bonds
 Consolidated Loan
 Series 2005B
  08-01-14                           5.00          750,000                 798,150

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUE AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C,D)                          RATE         AMOUNT                   VALUE(A)
Commonwealth of Massachusetts
 Unlimited General Obligation Refunding Bonds
 Series 2004A (FSA)
  08-01-20                           5.25%        $500,000(h)             $553,690
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement
 Bonds
 Series 2001 (FSA)
  07-01-16                           5.50          500,000(b)              559,000
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement
 Bonds
 Series 2001A (FGIC)
  07-01-29                           5.50          250,000(b)              291,693
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2006A
  07-01-27                           5.25          375,000(b)              397,466
Massachusetts Bay Transportation Authority
 Prerefunded Special Assessment Bonds
 Series 2005A
  07-01-25                           5.00          250,000(h)              268,343
  07-01-26                           5.00          250,000                 268,343
Massachusetts Bay Transportation Authority
 Refunding Revenue Bonds
 Series 1992B
  03-01-16                           6.20        1,500,000               1,689,059
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Series 2005A
  07-01-30                           5.00          450,000                 491,621
  07-01-31                           5.00          500,000                 545,820
Massachusetts Development Finance Agency
 Prerefunded Revenue Bonds
 Briarwood
 Series 2001B
  12-01-30                           8.25          750,000                 861,480
Massachusetts Development Finance Agency
 Refunding Revenue Bonds
 Simons Rock College Bard
 Series 2007
  08-01-36                           4.70          500,000                 482,280
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston University
 Series 1999P
  05-15-59                           6.00          325,000                 386,292
Massachusetts Development Finance Agency
 Revenue Bonds
 Devens Electric System
 Series 2001
  12-01-30                           6.00        1,000,000               1,061,290

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUE AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C,D)                          RATE         AMOUNT                   VALUE(A)
Massachusetts Development Finance Agency
 Revenue Bonds
 May Institute
 Series 1999 (Radian Group Financial Guaranty)
  09-01-29                           5.75%      $1,000,000              $1,044,580
Massachusetts Development Finance Agency
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2003 A.M.T.
  06-01-14                           5.45          500,000                 524,240
Massachusetts Health & Educational Facilities
 Authority
 Revenue Bonds
 Boston College
 Series 2003N
  06-01-21                           5.25        1,000,000               1,064,340
Massachusetts Health & Educational Facilities
 Authority
 Revenue Bonds
 Catholic Health East
 Series 2007C
  11-15-32                           4.41          500,000                 499,990
Massachusetts Health & Educational Facilities
 Authority
 Revenue Bonds
 Fisher College
 Series 2007A
  04-01-37                           5.13          500,000                 505,540
Massachusetts Health & Educational Facilities
 Authority
 Revenue Bonds
 Harvard University
 Series 2002FF
  07-15-37                           5.13        2,000,000               2,086,079
Massachusetts Health & Educational Facilities
 Authority
 Revenue Bonds
 Massachusetts Institute of Technology
 Series 2004M
  07-01-25                           5.25        1,000,000               1,119,830
Massachusetts Health & Educational Facilities
 Authority
 Revenue Bonds
 Milford Regional Medical
 Series 2007E
  07-15-27                           5.00          250,000                 252,758
  07-15-32                           5.00          250,000                 251,170
  07-15-37                           5.00          500,000                 500,365
Massachusetts Health & Educational Facilities
 Authority
 Revenue Bonds
 Williams College
 Series 2003H
  07-01-33                           5.00        1,000,000               1,035,410

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 6 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

RiverSource Massachusetts Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUE AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C,D)                          RATE         AMOUNT                   VALUE(A)
Massachusetts Housing Finance Agency
Revenue Bonds
Series 2007D A.M.T.
  06-01-40                           4.85%        $750,000                $733,095
Massachusetts Housing Finance Agency
 Revenue Bonds
 Single Family
 Series 2003-98 A.M.T.
  06-01-23                           4.88          985,000                 998,701
Massachusetts Housing Finance Agency
 Revenue Bonds
 Single Family
 Series 2006-122 A.M.T.
  12-01-31                           4.85          750,000                 759,113
Massachusetts Municipal Wholesale Electric Company
 Revenue Bonds
 Nuclear Project #5
 Series 2001A (MBIA)
  07-01-10                           5.00        1,000,000               1,032,700
Massachusetts Port Authority
 Refunding Revenue Bonds
 Series 2007C (FSA) A.M.T.
  07-01-14                           5.00          750,000(g)              791,498
Massachusetts Port Authority
 Revenue Bonds
 Series 2003A (MBIA)
  07-01-18                           5.00        1,000,000               1,048,460
Massachusetts School Building Authority
 Revenue Bonds
 Series 2007A (AMBAC)
  08-15-32                           4.75          500,000                 511,330
Massachusetts State Water Pollution Abatement
 Prerefunded Revenue Bonds
 Pool Program
 Series 2004-10
  08-01-34                           5.00          855,000                 912,636
Massachusetts State Water Pollution Abatement
 Unrefunded Revenue Bonds
 Pool Program
 Series 2002-8
  08-01-20                           5.00           25,000                  26,047
Massachusetts State Water Pollution Abatement
 Unrefunded Revenue Bonds
 Pool Program
 Series 2004-10
  08-01-34                           5.00          145,000                 150,733
Massachusetts Water Resources Authority
 Refunding Revenue Bonds
 Series 2005A (MBIA)
  08-01-22                           5.00          500,000                 530,640

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUE AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C,D)                          RATE         AMOUNT                   VALUE(A)
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 1992A (FGIC)
  07-15-19                           6.50%      $2,000,000              $2,359,479
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 2004D (MBIA)
  08-01-27                           4.75        1,000,000               1,011,650
Puerto Rico Electric Power Authority
 Refunding Revenue Bonds
 Series 2007UU
  07-01-31                           4.29          925,000(b,f)            924,972
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
  07-01-32                           5.25          300,000(b)              339,471
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
  07-01-13                           6.25          300,000(b)              334,008
Puerto Rico Infrastructure Financing Authority
 Refunding Special Tax Bonds
 Series 2005C (AMBAC)
  07-01-23                           5.50          500,000(b)              569,095
Puerto Rico Public Finance Corporation
 Revenue Bonds
 Commonwealth Appropriated
 Series 2004A
  08-01-27                           5.75        1,000,000(b)            1,060,960
University of Massachusetts Building Authority
 Prerefunded Revenue Bonds
 Series 2003-1 (AMBAC)
  11-01-21                           5.25        1,000,000               1,077,010
University of Massachusetts Building Authority
 Revenue Bonds
 Series 1976 Escrowed to Maturity
  05-01-11                           7.50           45,000                  48,555
Woods Hole Martha's Vineyard &
 Nantucket Steamship Authority
 Revenue Bonds
 Series 2004B
  03-01-20                           5.00          750,000                 792,293
----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $47,252,964)                                                    $48,133,045
----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST
(2.2%)(e)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C)                            RATE          AMOUNT                   VALUE(A)
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2002 (MBIA)
  07-01-17                           5.50%       $1,000,000(b)           $1,122,440
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $1,000,000)                                                       $1,122,440
-----------------------------------------------------------------------------------

MUNICIPAL NOTES (1.6%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(C,D,I)                        YIELD        MATURITY                  VALUE(A)
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Capital Assets Program
V.R.D.N. Series 1985D (State Street B&T) MBIA
  01-01-35                           3.88%         $700,000                $700,000
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Capital Assets Program
 V.R.D.N. Series 1985E (Fleet Natl Bank)
  01-01-35                           3.86           100,000                 100,000
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $800,000)                                                           $800,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $49,052,964)(j)                                                  $50,055,485
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2007.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 11.1% of net assets at May 31, 2007.

--------------------------------------------------------------------------------

 7 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

RiverSource Massachusetts Tax-Exempt Fund

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FNMA   -- Federal National Mortgage Association
FHLMC  -- Federal Home Loan Mortgage Corporation
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance

(d)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax -- At May 31, 2007, the value of securities subject to alternative minimum tax represented
          7.5% of net assets.
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note

(e) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2007.

(g) At May 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $791,498.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, June 2007, 10-year                                 $2,400,000

(i) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2007.

(j) At May 31, 2007, the cost of securities for federal income tax purposes was approximately $48,553,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $1,198,000
Unrealized depreciation                                                (196,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $1,002,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 8 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

INVESTMENTS IN SECURITIES

RiverSource Michigan Tax-Exempt Fund
MAY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (97.1%)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)
Allen Park Public School District
Prerefunded Unlimited General Obligation Bonds
School Building & Site
Series 2003
(Qualified School Bond Loan Fund)
  05-01-18                           5.00%         $500,000                $527,935
Anchor Bay School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2003
 (Qualified School Bond Loan Fund)
  05-01-29                           5.00         1,000,000               1,031,450
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2001A (FGIC)
  07-01-29                           5.50           500,000(c)              583,385
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2004A
  07-01-24                           5.00           500,000(c)              515,290
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2006A
  07-01-30                           5.25           250,000(c)              264,405
Detroit
 Prerefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
  07-01-30                           5.00           230,000                 246,383
Detroit
 Prerefunded Revenue Bonds
 Series 2003B (MBIA)
  07-01-32                           5.25         1,500,000               1,607,669
Detroit
 Revenue Bonds
 Senior Lien
 Series 2003A (MBIA)
  07-01-34                           5.00         1,375,000               1,424,431
Detroit
 Unlimited General Obligation Bonds
 Series 2001A-1 (MBIA)
  04-01-15                           5.38         1,000,000               1,053,620
Detroit
 Unrefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
  07-01-30                           5.00           270,000                 282,018
Garden City Hospital Finance Authority
 Refunding Revenue Bonds
 Series 2007A
  08-15-27                           4.88           250,000                 242,635

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)
Goodrich Area School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2003B
 (Qualified School Bond Loan Fund)
  05-01-27                           5.00%         $505,000                $535,906
Goodrich Area School District
 Unrefunded Unlimited General Obligation Bonds
 Series 2003B
 (Qualified School Bond Loan Fund)
  05-01-27                           5.00           495,000                 515,325
Grand Rapids Building Authority
 Prerefunded Revenue Bonds
 Series 2002A (AMBAC)
  10-01-17                           5.50           505,000(h)              543,971
Grand Rapids Building Authority
 Unrefunded Revenue Bonds
 Series 2002A (AMBAC)
  10-01-17                           5.50           765,000                 820,990
Grand Traverse Academy
 Refunding Revenue Bonds
 Series 2007
  11-01-17                           5.00           390,000                 403,096
Howell Public Schools
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2003
 (Qualified School Bond Loan Fund)
  05-01-29                           5.00         1,000,000               1,036,520
Jackson
 Limited General Obligation Bonds
 Capital Appreciation
 Downtown Development
 Zero Coupon
 Series 2001 (FSA)
  06-01-21                           5.58         1,450,000(b)              772,749
L'Anse Creuse Public Schools
 Unlimited General Obligation Refunding Bonds
 Building & Site
 Series 2003
 (Qualified School Bond Loan Fund)
  05-01-11                           4.00         1,000,000               1,002,840
Lansing Community College
 Limited General Obligation Bonds
 Series 2002 (FGIC)
  05-01-12                           5.00         1,000,000               1,050,010
Lawton Community Schools
 Unrefunded Unlimited General Obligation Bonds
 Series 2001
 (Qualified School Bond Loan Fund)
  05-01-31                           5.00           200,000                 205,556

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)
Manchester Community Schools
 Prerefunded Unlimited General Obligation Bonds
 Building & Site
 Series 2001
 (Qualified School Bond Loan Fund)
  05-01-26                           5.00%       $1,400,000              $1,457,819
Michigan Higher Education Student Loan Authority
 Revenue Bonds
 Series 2006 XVII-Q (AMBAC) A.M.T.
  03-01-26                           4.95           200,000                 203,248
  03-01-31                           5.00           725,000                 738,376
Michigan Municipal Bond Authority
 Refunding Revenue Bonds
 Clean Water State Revolving Fund
 Series 2005
  10-01-15                           5.00           500,000(h)              537,270
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water Revolving Fund
 Series 2001
  10-01-20                           5.00         1,000,000               1,038,870
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2002
  10-01-20                           5.38         1,000,000               1,064,780
  10-01-21                           5.38         1,000,000               1,063,300
Michigan Municipal Bond Authority
 Revenue Bonds
 School District City of Detroit
 Series 2005 (FSA)
  06-01-19                           5.00           500,000                 525,520
Michigan Municipal Bond Authority
 Revenue Bonds
 State Clean Water Revolving Fund
 Series 2006
  10-01-27                           5.00           390,000(h)              411,068
Michigan Public Power Agency
 Refunding Revenue Bonds
 Belle River Project
 Series 2002A (MBIA)
  01-01-09                           5.25         1,000,000               1,022,360
  01-01-14                           5.25           500,000                 536,990
Michigan State Building Authority
 Refunding Revenue Bonds
 Facilities Program
 Series 2003 II (MBIA)
  10-15-29                           5.00         1,000,000               1,037,980
Michigan State Hospital Finance Authority
 Refunding Revenue Bonds
 Henry Ford Health System
 Series 2006A
  11-15-26                           5.00           500,000                 515,555
  11-15-46                           5.25           750,000                 774,218

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 9 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

RiverSource Michigan Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)
Michigan State Hospital Finance Authority
Revenue Bonds
MidMichigan Obligated Group
Series 2006A
  04-15-36                           5.00%         $500,000                $507,120
Michigan State Hospital Finance Authority
 Revenue Bonds
 Oakwood Obligated Group
 Series 2003
  11-01-18                           5.50         1,000,000               1,059,060
Michigan State University
 Revenue Bonds
 Series 2007B (AMBAC)
  02-15-37                           4.22           500,000(i)              500,015
Michigan Strategic Fund
 Refunding Revenue Bonds
 Detroit Edison
 Series 1990BB (MBIA)
  07-15-08                           7.00         1,000,000               1,034,770
Michigan Strategic Fund
 Revenue Bonds
 Republic Services
 Series 2001 A.M.T.
  08-01-31                           4.25           635,000                 619,176
Oakland Schools Intermediate School District
 Limited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA)
  05-01-36                           5.00           500,000                 524,675
Plymouth-Canton Community School District
 Unlimited General Obligation Refunding Bonds
 Series 2003
 (Qualified School Bond Loan Fund)
  05-01-15                           5.25           600,000                 643,644
Puerto Rico Electric Power Authority
Refunding Revenue Bonds
 Series 2007UU
  07-01-31                           4.29         1,050,000(c,i)          1,049,969
Puerto Rico Public Buildings Authority
 Refunding Revenue Bonds
 Government Facilities
 Series 2002C (XLCA)
  07-01-13                           5.50         1,000,000(c)            1,089,120
Puerto Rico Public Buildings Authority
 Refunding Revenue Bonds
 Government Facilities
 Series 2004J (AMBAC)
  07-01-36                           5.00           500,000(c)              524,840
Puerto Rico Public Finance Corporation
 Revenue Bonds
 Commonwealth Appropriated
 Series 2004A
  08-01-27                           5.75           500,000(c)              530,480

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)
Roseville School District
 Unlimited General Obligation Refunding Bonds
 School Building & Site
 Series 2006 (FSA)
 (Qualified School Bond Loan Fund)
  05-01-23                           5.00%         $500,000                $524,895
Saline Area Schools
 Unlimited General Obligation Bonds
 Series 2000A
 (Qualified School Bond Loan Fund)
  05-01-09                           4.75         1,000,000               1,017,640
South Lyon Community Schools
 Prerefunded Unlimited General Obligation Bonds
 School Building & Site
 Series 2003 (FGIC)
  05-01-28                           5.00         1,000,000               1,054,110
Southfield Public Schools
 Prerefunded Unlimited General Obligation Bonds
 School Building & Site
 Series 2003A
 (Qualified School Bond Loan Fund)
  05-01-22                           5.25         1,025,000               1,096,771
State of Michigan
 Certificate of Participation
 Series 2004A (MBIA)
  09-01-31                           4.25           750,000                 757,208
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001
  07-01-30                           7.38           750,000                 824,745
Summit Academy
 Prerefunded Certificate of Participation
 Full Term
 Series 1998
  09-01-18                           7.00           455,000                 471,084
Troy City School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2006 (MBIA)
 (Qualified School Board Loan Fund)
  05-01-24                           5.00           500,000                 526,785
Wayne County Airport Authority
 Revenue Bonds
 Detroit Metropolitan
 Series 2005 (MBIA) A.M.T.
  12-01-19                           4.75           500,000                 508,735
Western Township Utilities Authority
 Limited General Obligation Bonds
 Series 2002 (FGIC)
  01-01-08                           5.00           500,000                 503,550

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)
Williamston Community School District
 Unlimited General Obligation Bonds
 Series 1996 (MBIA)
 (Qualified School Bond Loan Fund)
  05-01-25                           5.50%       $1,000,000              $1,131,260
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $41,306,073)                                                     $42,093,190
-----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST
(1.3%)(g)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(D)                            RATE          AMOUNT                   VALUE(A)
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2002 (MBIA)
  07-01-17                           5.50%         $500,000(c)             $561,220
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $560,319)                                                           $561,220
-----------------------------------------------------------------------------------
MUNICIPAL NOTES (1.2%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(D,E,F)                        YIELD        MATURITY                  VALUE(A)
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
V.R.D.N. Series 2006U (Morgan Stanley Bank) AMBAC
  01-01-20                           3.93%         $200,000                $200,000
University of Michigan
 Refunding Revenue Bonds
 University of Michigan Hospitals
 V.R.D.N. Series 1992A
  12-01-19                           3.93           300,000                 300,000
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $500,000)                                                           $500,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $42,366,392)(j)                                                  $43,154,410
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2007.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

--------------------------------------------------------------------------------

 10 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

RiverSource Michigan Tax-Exempt Fund

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 11.8% of net assets at May 31, 2007.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FNMA   -- Federal National Mortgage Association
FHLMC  -- Federal Home Loan Mortgage Corporation
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance

(e)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax -- At May 31, 2007, the value of securities subject to alternative minimum tax represented
          4.8% of net assets.
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2007.

(g) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, June 2007, 10-year                                  $2,000,000

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2007.

(j) At May 31, 2007, the cost of securities for federal income tax purposes was approximately $42,116,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $908,000
Unrealized depreciation                                              (120,000)
-----------------------------------------------------------------------------
Net unrealized appreciation                                          $788,000
-----------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 11 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

INVESTMENTS IN SECURITIES

Riversource Minnesota Tax-Exempt Fund
MAY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (93.1%)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                   VALUE(A)
Anoka County Housing & Redevelopment Authority
Unlimited General Obligation Bonds
Housing Development
Series 2004 (AMBAC)
  02-01-34                           5.00%       $1,355,000              $1,408,523
Anoka-Hennepin Independent School District #11
 Unlimited General Obligation Bonds
 Series 2001A
 (School District Credit Enhancement Program)
  02-01-13                           5.00         4,175,000               4,334,151
  02-01-15                           5.00         1,990,000               2,063,809
  02-01-16                           5.00         2,000,000               2,072,800
Austin Housing & Redevelopment Authority
 Revenue Bonds
 Courtyard Residence Project
 Series 2000A
  01-01-32                           7.25         2,000,000               2,080,820
Bloomington Independent School District #271
 Unlimited General Obligation Bonds
 Series 2001A (FSA)
 (School District Credit Enhancement Program)
  02-01-24                           5.13         4,000,000               4,198,080
City of Breckenridge
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
  05-01-30                           5.00         3,335,000               3,428,914
City of Chaska
 Refunding Revenue Bonds
 Generating Facilities
 Series 2005A
  10-01-20                           5.25         1,165,000               1,245,874
  10-01-30                           5.00         3,800,000               3,922,436
City of Maple Grove
 Revenue Bonds
 Maple Grove Hospital Corporation
 Series 2007
  05-01-20                           5.00         1,000,000               1,030,690
  05-01-21                           5.00         1,500,000               1,541,235
City of Minneapolis
 Revenue Bonds
 Fairview Health Services
 Series 2002B (MBIA)
  05-15-14                           5.50         2,050,000               2,214,062
  05-15-15                           5.50         2,160,000               2,327,810
  05-15-16                           5.50         2,200,000               2,368,850
  05-15-17                           5.50         1,295,000               1,391,983
City of Minneapolis
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2001
  12-01-11                           5.00         3,035,000               3,182,713

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                   VALUE(A)
City of Stillwater
 Revenue Bonds
 Health System Obligation Group
 Series 2005
  06-01-19                           5.00%       $2,505,000              $2,586,563
  06-01-25                           5.00         1,750,000               1,796,340
  06-01-35                           5.00         3,145,000               3,165,568
City of Willmar
 Unlimited General Obligation Bonds
 Rice Memorial Hospital Project
 Series 2002 (FSA)
  02-01-13                           5.00         1,200,000               1,265,112
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2001 (FSA)
  07-01-16                           5.50         1,500,000(b)            1,677,000
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2006A
  07-01-27                           5.25         2,000,000(b)            2,119,820
County of Ramsey
 Unlimited General Obligation Refunding Bonds
 Capital Improvement Plan
 Series 2002B
  02-01-14                           5.25         3,840,000               4,024,166
County of Washington
 Unlimited General Obligation Bonds
 Capital Improvement Plan
 Series 2000A
  02-01-20                           5.50         1,000,000               1,040,450
Dakota County Community Development Agency
 Refunding Revenue Bonds
 Commons on Marice Project
 Series 2007A
  11-01-22                           5.00         1,115,000               1,117,107
  05-01-42                           5.00         2,725,000               2,671,944
Edina Independent School District #273
 Unlimited General Obligation Bonds
 Series 2004
  02-01-22                           4.25         3,000,000               2,945,250
  02-01-23                           4.50         3,000,000               3,041,730
  02-01-24                           4.50         3,400,000               3,462,696
Elk River Independent School District #728
 Unlimited General Obligation Bonds
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
  02-01-16                           5.00         3,000,000               3,149,700
Elk River Independent School District #728
 Unlimited General Obligation Refunding Bonds
 School Building
 Series 2007A (FSA)
 (School District Credit Enhancement Program)
  02-01-22                           4.25         5,275,000               5,189,914

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                   VALUE(A)
Farmington Independent School District #192
 Unlimited General Obligation Bonds
 School Building
 Series 2005B (FSA)
 (School District Credit Enhancement Program)
  02-01-21                           5.00%       $3,615,000              $3,809,740
Hennepin County
 Revenue Bonds
 Sales Tax
 Series 2007
  12-15-33                           4.75         3,000,000               3,062,310
Hennepin County
 Unlimited General Obligation Bonds
 Series 2003
  12-01-23                           4.75         2,000,000(g)            2,047,040
Lake Superior Independent School District #381
 Unlimited General Obligation Bonds
 Building
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
  04-01-13                           5.00         1,795,000               1,899,738
Lakeville Independent School District #194
 Unlimited General Obligation Bonds
 Series 1997A
 (School District Credit Enhancement Program)
  02-01-22                           5.13         2,400,000               2,421,528
Lakeville
 Revenue Bonds
 Series 2007
  02-01-22                           5.00           175,000                 174,988
  02-01-27                           5.00           225,000                 223,594
Marshall Independent School District #413
 Unlimited General Obligation Bonds
 Series 2003A (FSA)
 (School District Credit Enhancement Program)
  02-01-19                           4.13         1,560,000               1,542,154
Minneapolis & St. Paul
 Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2003
  12-01-12                           5.25         1,000,000               1,043,030
  12-01-15                           5.13         1,500,000               1,550,535
  12-01-16                           5.25         1,250,000               1,298,675
Minneapolis & St. Paul
 Housing & Redevelopment Authority
 Revenue Bonds
 HealthSpan
 Series 1993A (AMBAC)
  11-15-18                           4.75         5,000,000               5,004,200
Minneapolis Community Development Agency
 Revenue Bonds
 Limited Tax -- Common Bond Fund
 Series 1996-1
  06-01-11                           6.00           980,000                 989,810

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 12 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

Riversource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                   VALUE(A)
Minneapolis Community Development Agency
Revenue Bonds
Limited Tax -- Common Bond Fund
Series 1997-7A
  06-01-12                           5.50%         $250,000                $251,868
Minneapolis Community Development Agency
 Revenue Bonds
 Limited Tax -- Common Bond Fund
 Series 2001-2-A A.M.T.
  06-01-19                           5.88         1,000,000               1,056,790
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Mortgage-backed-City Living
 Series 2006A-5 (GNMA/FNMA/FHLMC)
  04-01-27                           5.45         2,248,302               2,364,989
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Single Family Housing
 Series 2005-A-4 (GNMA/FNMA/FHLMC) A.M.T.
  12-01-37                           4.70            98,899                  98,581
Minneapolis-St. Paul Metropolitan Airports Commission
 Prerefunded Revenue Bonds
 Sub Series 2001C (FGIC)
  01-01-18                           5.50         2,000,000(g)            2,111,140
  01-01-32                           5.25         7,000,000               7,331,099
Minneapolis-St. Paul Metropolitan Airports Commission
 Revenue Bonds
 Series 1999B (FGIC) A.M.T.
  01-01-16                           5.63         2,920,000               3,015,776
Minneapolis-St. Paul Metropolitan Airports Commission
 Revenue Bonds
 Series 2001B (FGIC) A.M.T.
  01-01-16                           5.75         4,875,000               5,128,013
Minnesota Agricultural & Economic Development Board
 Prerefunded Revenue Bonds
 Health Care System
 Series 2000A
  11-15-22                           6.38         4,845,000               5,283,376
  11-15-29                           6.38         2,910,000               3,173,297
Minnesota Agricultural & Economic Development Board
 Revenue Bonds
 Health Care Benedictine
 Series 1999A (MBIA)
  02-15-16                           4.75         1,000,000               1,027,540
Minnesota Agricultural & Economic Development Board
 Unrefunded Revenue Bonds
 Health Care System
 Series 2000A
  11-15-22                           6.38           155,000                 167,045
  11-15-29                           6.38            90,000                  96,934
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Macalester College
 6th Series 2004B
  03-01-17                           5.00         2,395,000               2,526,414

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                   VALUE(A)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2005G
  10-01-22                           5.00%       $2,000,000              $2,095,540
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 6th Series 2007O
  10-01-32                           4.50         3,000,000               2,911,530
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 5th Series 2004Y
  10-01-34                           5.25         2,800,000               2,952,796
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 6th Series 2006I
  04-01-13                           5.00         1,115,000               1,172,344
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006B A.M.T.
  07-01-26                           4.75         1,905,000(g)            1,872,101
  07-01-31                           4.85         2,570,000               2,559,052
  07-01-37                           4.90         5,000,000               4,999,800
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006M A.M.T.
  01-01-37                           5.75         3,000,000               3,192,720
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2007D A.M.T.
  01-01-38                           5.50         4,000,000               4,207,040
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2007I A.M.T.
  07-01-22                           4.65         2,330,000               2,290,274
Minnesota Housing Finance Agency
 Revenue Bonds
 Single Family Mortgage
 Series 1996J A.M.T.
  07-01-21                           5.60            80,000                  81,122
Minnesota Housing Finance Agency
 Revenue Bonds
 Single Family Mortgage
 Series 1997K A.M.T.
  01-01-26                           5.75           885,000(g)              896,310
Minnesota Public Facilities Authority
 Prerefunded Revenue Bonds
 Series 2001A
  03-01-20                           5.00         4,000,000               4,123,520

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                   VALUE(A)
Minnesota Public Facilities Authority
 Revenue Bonds
 Series 2002B
  03-01-13                           5.25%       $2,500,000              $2,679,850
  03-01-14                           5.25         2,500,000               2,704,325
Minnesota Public Facilities Authority
 Revenue Bonds
 Series 2005C
  03-01-25                           5.00         2,000,000               2,106,000
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2004A
  10-01-29                           5.13         3,500,000               3,641,610
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2005
  10-01-30                           5.00         2,000,000               2,064,440
Northern Municipal Power Agency
 Refunding Revenue Bonds
 Series 1998B (AMBAC)
  01-01-20                           4.75         5,000,000               5,080,850
Northfield
 Revenue Bonds
 Series 2006
  11-01-31                           5.38         1,500,000               1,554,255
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 School Building
 Series 2000A
 (School District Credit Enhancement Program)
  02-01-14                           5.75         1,100,000               1,159,477
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
  02-01-11                           5.00         1,570,000               1,634,197
  02-01-12                           5.00         3,455,000               3,625,712
  02-01-15                           5.25         3,585,000               3,793,719
Plymouth Housing & Redevelopment Authority
 Unlimited General Obligation Bonds
 Governmental Housing Project
 Series 2005
  02-01-35                           5.00         2,135,000               2,241,430
Puerto Rico Electric Power Authority
 Refunding Revenue Bonds
 Series 2007UU
  07-01-31                           4.29         7,275,000(b,h)          7,274,781
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2003NN (MBIA)
  07-01-32                           5.00         2,820,000(b)            2,997,181
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
  07-01-13                           6.25         1,650,000(b)            1,837,044

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 13 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

Riversource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                   VALUE(A)
Puerto Rico Public Buildings Authority
Refunding Revenue Bonds
Government Facilities
Series 2004J (AMBAC)
  07-01-36                           5.00%       $1,500,000(b)           $1,574,520
Shakopee
 Revenue Bonds
 St. Francis Regional Medical Center
 Series 2004
  09-01-25                           5.10         3,300,000               3,394,248
South Washington County Independent School District
 #833
 Unlimited General Obligation Bonds
 School Building
 Series 2006A (FSA)
 (School District Credit Enhancement Program)
  02-01-15                           5.00         4,500,000               4,818,510
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1994A (MBIA)
  01-01-19                           6.67        17,000,000(i)           10,250,149
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2002A (AMBAC)
  01-01-17                           5.25         6,000,000               6,586,439
St. Cloud Housing & Redevelopment Authority
 Revenue Bonds
 State University Foundation Project
 Series 2002
  05-01-18                           5.13         3,000,000               3,146,160
St. Paul Housing & Redevelopment Authority
 Prerefunded Revenue Bonds
 Community of Peace Academy Project
 Series 2001A
  12-01-30                           7.88         2,390,000               2,732,941
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Healtheast Project
 Series 2005
  11-15-25                           6.00         1,250,000               1,374,950
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
  05-15-23                           5.25         1,000,000               1,043,860
  05-15-26                           5.25         1,000,000               1,036,900
  05-15-36                           5.25         4,750,000               4,852,743
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Lyngblomsten Care Center Housing Project
 Series 1993
  11-01-17                           7.13         1,410,000               1,418,770
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Rental -- Lyngblomsten Housing Project
 Series 1993
  11-01-24                           7.00         1,640,000               1,648,725

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                   VALUE(A)
St. Paul Port Authority
 Revenue Bonds
 Office Building at Cedar Street
 Series 2003
  12-01-23                           5.00%       $5,000,000              $5,204,950
  12-01-27                           5.13         5,350,000               5,597,597
State of Minnesota
 Revenue Bonds
 Public Safety Radio Communication System
 Series 2006 (MBIA)
  06-01-17                           5.00         3,315,000               3,574,598
State of Minnesota
 Unlimited General Obligation Bonds
 Series 2001
  10-01-10                           5.00         5,000,000               5,188,500
  10-01-14                           5.00         4,000,000               4,182,960
State of Minnesota
 Unlimited General Obligation Bonds
 Series 2002
  11-01-15                           5.25         3,575,000               3,815,240
Steele County
 Revenue Bonds
 Elderly Housing Project
 Series 2000
  06-01-30                           6.88         2,205,000               2,381,268
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
  12-01-34                           5.00         2,500,000               2,535,850
University of Minnesota
 Revenue Bonds
 State Supported Stadium Debt
 Series 2006
  08-01-24                           5.00         1,750,000               1,848,595
  08-01-25                           5.00         1,750,000               1,847,230
Virginia Housing & Redevelopment Authority
 Revenue Bonds
 Series 2005
  10-01-20                           5.13         1,350,000               1,377,864
Western Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2003A (MBIA)
  01-01-26                           5.00         7,250,000               7,524,339
White Bear Lake Independent School District #624
 Unlimited General Obligation Refunding Bonds
 Series 2002B (FGIC)
 (School District Credit Enhancement Program)
  02-01-13                           5.00         1,405,000               1,474,421
  02-01-14                           5.00         1,480,000               1,552,476
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $299,418,002)                                                   $306,500,137
-----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST
(8.6%)(f)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                   VALUE(A)
Elk River Independent School District #728
Unlimited General Obligation Bonds
Series 2002 (FSA)
(School District Credit Enhancement Program)
  02-01-18                           5.25%       $3,600,000              $3,824,820
  02-01-19                           5.25         3,450,000               3,665,453
  02-01-20                           5.25         2,850,000               3,027,983
  02-01-21                           5.25         3,865,000               4,106,374
Minnesota Housing Finance Agency
 Revenue Bonds
 Series 2002 A.M.T.
  07-01-33                           5.65         3,901,000               3,968,434
University of Minnesota
 Revenue Bonds
 Series 2002
  07-01-21                           5.50         8,500,000               9,709,060
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $26,927,980)                                                     $28,302,124
-----------------------------------------------------------------------------------

MUNICIPAL NOTES (2.3%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(C,D,E)                        YIELD        MATURITY                  VALUE(A)
Center City
Revenue Bonds
Hazelden Foundation Project
V.R.D.N. Series 2005 (Bank of New York)
  11-01-35                           3.90%         $800,000                $800,000
City of Minneapolis
 Refunding Revenue Bonds
 Fairview Health Services
 V.R.D.N. Series 2005B
 (Royal Bank of Canada) AMBAC
  11-15-29                           3.75         2,700,000               2,700,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2000H
 (Harris Trust & Savings Bank)
  10-01-30                           3.90         1,300,000               1,300,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M1 (Harris)
  10-01-32                           3.90         1,305,000               1,305,000
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Minnesota Public Radio Project
 V.R.D.N. Series 2005 (Allied Irish Bank)
  10-01-25                           3.90         1,420,000               1,420,000

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 14 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

Riversource Minnesota Tax-Exempt Fund

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(C,D,E)                        YIELD        MATURITY                  VALUE(A)
<x
St. Paul Port Authority
Revenue Bonds
Minnesota Public Radio Project
V.R.D.N. 7th Series 2005 (Allied Irish Bank)
  05-01-25                           3.90%         $100,000                $100,000
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $7,625,000)                                                       $7,625,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $333,970,982)(j)                                                $342,427,261
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2007.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 5.3% of net assets at May 31, 2007.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA      --   ACA Financial Guaranty Corporation
AMBAC    --   Ambac Assurance Corporation
BIG      --   Bond Investors Guarantee
CGIC     --   Capital Guaranty Insurance Company
CIFG     --   IXIS Financial Guaranty
FGIC     --   Financial Guaranty Insurance Company
FHA      --   Federal Housing Authority
FNMA     --   Federal National Mortgage Association
FHLMC    --   Federal Home Loan Mortgage Corporation
FSA      --   Financial Security Assurance
GNMA     --   Government National Mortgage Association
MBIA     --   MBIA Insurance Corporation
XLCA     --   XL Capital Assurance

(d)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.   --   Alternative Minimum Tax -- At May 31, 2007, the value of
              securities subject to alternative minimum tax represented
              10.1% of net assets.
B.A.N.   --   Bond Anticipation Note
C.P.     --   Commercial Paper
R.A.N.   --   Revenue Anticipation Note
T.A.N.   --   Tax Anticipation Note
T.R.A.N.  --  Tax & Revenue Anticipation Note
V.R.     --   Variable Rate
V.R.D.B.  --  Variable Rate Demand Bond
V.R.D.N.  --  Variable Rate Demand Note

(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2007.

(f) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, June 2007, 10-year                                $14,100,000

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2007.

(i) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(j) At May 31, 2007, the cost of securities for federal income tax purposes was approximately $316,260,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $9,535,000
Unrealized depreciation                                               (1,079,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                           $8,456,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 15 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

Riversource Minnesota Tax-Exempt Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 16 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

INVESTMENTS IN SECURITIES

RiverSource New York Tax-Exempt Fund
MAY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (93.0%)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
City of New York
Prerefunded Unlimited General Obligation Bonds
Series 2002E
  08-01-16                           5.75%         $100,000                $109,046
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2003I
  03-01-27                           5.38         1,465,000               1,578,962
City of New York
 Unlimited General Obligation Bonds
 Series 2002C (XLCA)
  03-15-12                           5.00         1,000,000               1,046,140
City of New York
 Unlimited General Obligation Bonds
 Series 2003J
  06-01-18                           5.50         2,000,000               2,151,739
City of New York
 Unlimited General Obligation Bonds
 Series 2004D
  11-01-34                           5.00         1,000,000               1,033,700
City of New York
 Unlimited General Obligation Refunding Bonds
 Series 2002E
  08-01-16                           5.75         1,900,000               2,057,091
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003I
  03-01-27                           5.38           535,000                 566,169
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003J
  06-01-20                           5.50         1,345,000               1,444,826
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2001A (FGIC)
  07-01-29                           5.50           500,000(e)              583,385
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2004A
  07-01-24                           5.00           500,000(e)              515,290
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2006A
  07-01-30                           5.25           500,000(e)              528,810
County of Monroe
 Unlimited General Obligation Refunding & Public
 Improvement Bonds
 Series 1996 (MBIA)
  03-01-15                           6.00         1,250,000               1,412,238

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
Dutchess County Industrial Development Agency
 Refunding Revenue Bonds
 Bard College Civic Facilities
 Series 2007-A1
  08-01-22                           5.00%         $500,000                $515,235
Hudson Yards Infrastructure Corporation
 Revenue Bonds
 Series 2006A
  02-15-47                           5.00           500,000                 517,845
Liberty Development Corporation
 Revenue Bonds
 Goldman Sachs Headquarters
 Series 2005
  10-01-35                           5.25         1,000,000               1,110,760
Metropolitan Transportation Authority
 Prerefunded Revenue Bonds
 Series 1998A (FGIC)
  04-01-28                           4.75         1,000,000               1,061,320
Metropolitan Transportation Authority
 Refunding Revenue Bonds
 Series 2002A
  01-01-16                           5.75           500,000(h)              559,105
Metropolitan Transportation Authority
 Refunding Revenue Bonds
 Series 2002A (AMBAC)
  11-15-19                           5.50         1,000,000               1,073,220
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2002A (FSA)
  11-15-26                           5.50           750,000                 800,753
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
  11-15-12                           5.00           560,000                 588,538
  11-15-35                           5.00           500,000                 517,390
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2006A
  11-15-22                           5.00           750,000                 786,225
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
  01-01-23                           5.00           500,000                 530,435
  01-01-24                           5.00           500,000(h)              529,630
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
  01-01-24                           5.50           500,000                 531,200
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2002A
  06-15-29                           5.00         1,000,000               1,030,880

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2004A
  06-15-39                           5.00%       $1,000,000              $1,034,700
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2003D
  02-01-23                           5.00           500,000                 519,670
  02-01-31                           5.00         1,000,000               1,034,760
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2004C
  02-01-33                           5.00         1,000,000               1,036,570
New York City Trust for Cultural Resources
 Revenue Bonds
 Museum of American Folk Art
 Series 2000 (ACA)
  07-01-22                           6.00         1,000,000               1,065,200
New York Counties Tobacco Trust II
 Revenue Bonds
 Tobacco Settlement Pass Thru Bonds
 Series 2001
  06-01-35                           5.63           500,000                 518,830
New York Mortgage Agency
 Revenue Bonds
 Series 2007-140 A.M.T.
  10-01-21                           4.60           500,000                 494,800
New York Mortgage Agency
 Revenue Bonds
 Series 2007-143 A.M.T.
  10-01-27                           4.85           675,000(g)              673,225
New York State Dormitory Authority
 Prerefunded Revenue Bonds
 Series 1990B
  05-15-11                           7.50           415,000(h)              449,258
New York State Dormitory Authority
 Revenue Bonds
 Brooklyn Law School
 Series 2003B (XLCA)
  07-01-30                           5.13         1,000,000               1,051,830
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 Series 1993A
  07-01-13                           5.75         3,000,000               3,212,669
New York State Dormitory Authority
 Revenue Bonds
 Cornell University
 Series 2006A
  07-01-26                           5.00         1,000,000               1,053,630

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 17 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

RiverSource New York Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
New York State Dormitory Authority
Revenue Bonds
Education
Series 2006C
  12-15-31                           5.00%         $750,000                $788,880
New York State Dormitory Authority
 Revenue Bonds
 Memorial Sloan-Kettering Center
 Series 2003-1 (MBIA)
  07-01-21                           5.00         1,000,000               1,040,820
New York State Dormitory Authority
 Revenue Bonds
 Memorial Sloan-Kettering Center
 Series 2006-1
  07-01-35                           5.00           500,000                 517,305
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvement
 Series 2005E (FGIC)
  02-15-22                           5.00           750,000                 786,038
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospitals Center
 Series 2006A
  07-01-20                           5.00           500,000                 516,555
New York State Dormitory Authority
 Revenue Bonds
 Pratt Institute
 Series 1999
 (Radian Group Financial Guaranty)
  07-01-20                           6.00         1,500,000               1,587,600
New York State Dormitory Authority
 Revenue Bonds
 Series 2005F
  03-15-23                           5.00           250,000                 262,460
New York State Dormitory Authority
 Unrefunded Revenue Bonds
 Series 1990B
  05-15-11                           7.50           845,000                 925,740
New York State Environmental Facilities Corporation
 Revenue Bonds
 New York City Municipal Water Financing Project
 Series 2004
  06-15-26                           5.00         1,000,000               1,048,860
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002B
  06-15-31                           5.00         1,000,000               1,035,450
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002K
  06-15-28                           5.00         1,000,000               1,036,830

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
New York State Thruway Authority
 Revenue Bonds
 Second Generation Resolution
 Series 2003B (FSA)
  04-01-21                           4.75%         $835,000                $857,153
New York State Thruway Authority
 Revenue Bonds
 Series 2005G (FSA)
  01-01-24                           5.00         1,000,000               1,051,460
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2005 (FSA)
  01-01-17                           5.00         1,000,000               1,069,090
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 147th
 Series 2007 (FGIC) A.M.T.
  10-15-26                           5.00           500,000                 523,360
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 143rd
 Series 2006 (FSA) A.M.T.
  10-01-21                           5.00         1,000,000               1,044,910
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 146th
 Series 2006 (FSA) A.M.T.
  12-01-23                           4.50         1,500,000               1,479,375
Puerto Rico Electric Power Authority
 Refunding Revenue Bonds
 Series 2007UU
  07-01-31                           4.29         1,700,000(e,j)          1,699,949
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
  07-01-32                           5.25         1,000,000(e)            1,131,570
Puerto Rico Municipal Finance Agency
 Revenue Bonds
 Series 2002A (FSA)
  08-01-17                           5.25         1,000,000(e)            1,061,010
Puerto Rico Public Finance Corporation
 Revenue Bonds
 Commonwealth Appropriated
 Series 2004A
  08-01-27                           5.75           750,000(e)              795,720
Seneca County Industrial Development Agency
 Revenue Bonds
 New York Chiropractic College
 Series 2007
  10-01-27                           5.00           750,000                 765,720
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
  12-01-16                           5.25           500,000(d)              519,895
  12-01-23                           5.00           250,000(d)              251,955

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
Suffolk County Industrial Development Agency
 Prerefunded Revenue Bonds
 1st Mortgage Jeffersons Ferry
 Series 1999A
  11-01-28                           7.25%         $250,000                $274,570
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
  06-01-16                           5.50           500,000                 520,930
  06-01-19                           4.25           500,000                 492,610
Tobacco Settlement Financing Authority
 Revenue Bonds
 Series 2003B-1C
  06-01-15                           5.50           500,000                 521,215
Triborough Bridge & Tunnel Authority
 Refunding Revenue Bonds
 Series 2002B
  11-15-29                           5.13         1,000,000               1,041,610
TSASC Incorporated
 Revenue Bonds
 Series 2006-1
  06-01-34                           5.00           500,000                 508,065
  06-01-42                           5.13         1,000,000               1,025,190
Westchester Tobacco Asset Securitization
 Revenue Bonds
 Series 2005
  06-01-26                           5.00           875,000                 893,559
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $60,982,586)                                                     $62,400,528
-----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST
(9.0%)(i)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
City of New York
Unlimited General Obligation Bonds
Series 2000 (FGIC)
  05-15-16                           5.88%       $2,500,000              $2,668,755
New York Mortgage Agency
 Revenue Bonds
 Series 2002 A.M.T.
  04-01-32                           5.40         1,200,000               1,230,072
New York State Energy Research & Development
 Authority
 Revenue Bonds
 Series 2000-379 (MBIA)
  01-01-21                           5.50           990,000               1,000,247
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2002 (MBIA)
  07-01-17                           5.50         1,000,000(e)            1,122,440
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $5,835,059)                                                       $6,021,514
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 18 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

RiverSource New York Tax-Exempt Fund

MUNICIPAL NOTES (3.0%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,F)                        YIELD        MATURITY                  VALUE(A)
City of New York
Unlimited General Obligation Bonds
V.R.D.N. Series 2004H-1 (Bank of New York)
  03-01-34                           3.84%       $1,000,000              $1,000,000
City of New York
 Unlimited General Obligation Bonds
 V.R.D.N. Series 2005E-2 (Bank of America)
  08-01-34                           3.88           310,000                 310,000

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,F)                        YIELD        MATURITY                  VALUE(A)
New York City Municipal Water Finance Authority
 2nd Generation Resolution Revenue Bonds
 V.R.D.N. Series 2005AA-2
  06-15-32                           3.88%         $700,000                $700,000
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $2,010,000)                                                       $2,010,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $68,827,645)(k)                                                  $70,432,042
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2007.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FNMA   -- Federal National Mortgage Association
FHLMC  -- Federal Home Loan Mortgage Corporation
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax -- At May 31, 2007, the value of securities subject to alternative minimum tax represented
          8.9% of net assets.
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the value of these securities amounted to $771,850 or 1.1% of net assets.

(e) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 11.1% of net assets at May 31, 2007.

(f) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2007.

(g) At May 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $675,000.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, June 2007, 10-year                                 $3,100,000

(i) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2007.

--------------------------------------------------------------------------------

 19 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

RiverSource New York Tax-Exempt Fund

(k) At May 31, 2007, the cost of securities for federal income tax purposes was approximately $65,198,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $1,791,000
Unrealized depreciation                                                (187,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $1,604,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 20 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

INVESTMENTS IN SECURITIES

RiverSource Ohio Tax-Exempt Fund
MAY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (96.2%)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
Bowling Green State University
 Refunding Revenue Bonds
 Series 2005 (MBIA)
  06-01-15                           5.00%         $500,000                $536,375
Bowling Green State University
 Revenue Bonds
 Series 2003 (AMBAC)
  06-01-12                           5.00         1,145,000               1,203,716
Brookville Local School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2003 (FSA)
  12-01-18                           5.25         1,000,000               1,077,920
Cincinnati City School District
 Limited General Obligation Bonds
 School Improvement
 Series 2002 (FSA)
  06-01-21                           5.25         1,000,000               1,058,020
Cincinnati City School District
 Unlimited General Obligation Refunding Bonds
 Classroom Construction & Improvement
 Series 2006 (FGIC)
  12-01-25                           5.25           500,000(g)              560,840
City of Cincinnati
 Unlimited General Obligation Bonds
 Series 2000
  12-01-16                           5.25         1,000,000               1,043,630
City of Cleveland
 Limited General Obligation Refunding Bonds
 Series 2005 (AMBAC)
  10-01-23                           5.50           500,000                 572,365
City of Columbus
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2006A
  12-15-20                           5.00           500,000                 533,970
Cleveland State University
 Revenue Bonds
 Series 2003A (FGIC)
  06-01-15                           5.00         1,000,000               1,056,060
Cleveland State University
 Revenue Bonds
 Series 2004 (FGIC)
  06-01-24                           5.25           500,000                 533,070
Columbus City School District
 Prerefunded Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2004 (FSA)
  12-01-29                           5.25           500,000                 543,130
Columbus City School District
 Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2003 (FGIC)
  12-01-11                           5.00         1,000,000               1,047,830

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public
 Improvement Bonds
 Series 2001A (FGIC)
  07-01-29                           5.50%         $500,000(d)             $583,385
Commonwealth of Puerto Rico
 Unlimited General Obligation Public
 Improvement Bonds
 Series 2006A
  07-01-27                           5.25           250,000(d)              264,978
  07-01-30                           5.25           250,000(d)              264,405
County of Cuyahoga
 Limited General Obligation Bonds
 Series 1993
  05-15-13                           5.60           395,000                 412,487
County of Cuyahoga
 Refunding Revenue Bonds
 Series 2003A
  01-01-17                           6.00         1,000,000               1,097,800
County of Cuyahoga
 Revenue Bonds
 Canton Incorporated Project
 Series 2000
  01-01-30                           7.50           500,000                 547,230
County of Erie
 Revenue Bonds
 Firelands Regional Medical Center
 Series 2002A
  08-15-32                           5.63           245,000                 257,711
County of Montgomery
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
  05-01-30                           5.00           750,000                 770,670
  05-01-32                           5.00           500,000                 513,485
Dayton City School District
 Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2003A (FGIC)
  12-01-27                           5.00         1,250,000               1,301,787
  12-01-31                           5.00         1,000,000               1,039,280
Franklin County
 Refunding Revenue Bonds
 OhioHealth Corporation
 Series 2003C
  05-15-24                           5.25         1,000,000               1,047,740
Franklin County
 Refunding Revenue Bonds
 Trinity Health Credit
 Series 2005A
  06-01-20                           5.00           500,000                 520,365

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
Kenston Local School District
 Unlimited General Obligation Bonds
 School Improvement
 Series 2003 (MBIA)
  12-01-16                           5.00%       $1,000,000              $1,054,420
Lakewood
 Limited General Obligation Bonds
 Series 2003
  12-01-19                           5.00         1,515,000               1,576,675
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
  05-15-26                           5.25           500,000                 522,480
Miami University
 Refunding Revenue Bonds
 Series 2005 (AMBAC)
  09-01-23                           4.75           500,000                 516,490
Northeast Regional Sewer District
 Improvement Revenue Bonds
 Series 2007 (MBIA)
  11-15-25                           4.75           750,000                 771,548
Ohio Housing Finance Agency
 Revenue Bonds
 Residential Mortgage-backed Securities
 Series 2006A (GNMA) A.M.T.
  09-01-26                           4.75           500,000                 498,715
  09-01-36                           4.90           500,000                 493,910
Ohio Housing Finance Agency
 Revenue Bonds
 Residential Mortgage-backed Securities
 Series 2006E (GNMA/FNMA) A.M.T.
  09-01-36                           5.00           500,000                 506,500
Ohio Housing Finance Agency
 Revenue Bonds
 Residential Mortgage-backed Securities
 Series 2007A (GNMA/FNMA) A.M.T.
  03-01-32                           4.65           500,000                 492,090
Ohio Municipal Electric Generation Agency
 Refunding Revenue Bonds
 Joint Venture 5
 Series 2004 (AMBAC)
  02-15-24                           4.75           750,000                 763,725
Ohio State Building Authority
 Refunding Revenue Bonds
 State Facilities Adult Correctional Building
 Fund Projects
 Series 2001A (FSA)
  10-01-14                           5.50         1,000,000               1,063,840
Ohio State Building Authority
 Revenue Bonds
 State Facilities Adult Correctional
 Series 2005A (FSA)
  04-01-22                           5.00           750,000                 787,058

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 21 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

RiverSource Ohio Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
Ohio State Higher Educational Facility Commission
Revenue Bonds
University Hospitals Health System Incorporated
Series 2007A
  01-15-36                           4.75%         $500,000                $489,255
Ohio State Higher Educational Facility Commission
 Unrefunded Revenue Bonds
 Oberlin
 Series 1999
  10-01-29                           5.00            85,000                  87,083
Port of Greater Cincinnati Development Authority
 Revenue Bonds
 Sisters of Mercy
 Series 2006
  10-01-25                           5.00           500,000                 514,610
Puerto Rico Electric Power Authority
 Refunding Revenue Bonds
 Series 2007UU
  07-01-31                           4.29         1,050,000(d,f)          1,049,968
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
  07-01-32                           5.25           500,000(d)              565,785
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
  07-01-13                           6.25           250,000(d)              278,340
Puerto Rico Infrastructure Financing Authority
 Refunding Special Tax Bonds
 Series 2005C (AMBAC)
  07-01-23                           5.50           400,000(d)              455,276
State of Ohio
 Revenue Bonds
 Case Western Reserve University Project
 Series 2006 (MBIA)
  12-01-21                           5.25           250,000                 276,553
State of Ohio
 Revenue Bonds
 Mount Union College Project
 Series 2006
  10-01-31                           5.00           500,000                 516,140
State of Ohio
 Unlimited General Obligation Bonds
 Common Schools Capital Facilities
 Series 2001A
  06-15-13                           5.00         1,500,000               1,546,244
State of Ohio
 Unlimited General Obligation Bonds
 Common Schools Capital Facilities
 Series 2001B
  09-15-20                           5.00         1,000,000               1,039,700

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
State of Ohio
 Unlimited General Obligation Bonds
 Conservation Projects
 Series 2005A
  03-01-20                           5.00%         $500,000                $522,775
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2002A
  08-01-18                           5.38           500,000(g)              530,440
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2004B
  02-01-12                           5.00           500,000                 523,835
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2005B
  05-01-23                           5.00           500,000(g)              524,935
State of Ohio
 Unlimited General Obligation Bonds
 Highway Capital Improvements
 Series 2002G
  05-01-12                           5.25           750,000                 795,818
State of Ohio
 Unlimited General Obligation Bonds
 Infrastructure Improvement
 Series 2005A
  09-01-21                           5.00           500,000                 526,500
Summit County
 Limited General Obligation Bonds
 Series 2003
  12-01-18                           5.25         1,490,000               1,603,448
Township of Anderson
 Limited General Obligation Bonds
 Series 2007
  12-01-18                           5.00           500,000                 535,730
University of Akron
 Revenue Bonds
 Series 2003A (AMBAC)
  01-01-22                           5.00         1,000,000               1,037,840
University of Cincinnati
 Revenue Bonds
 Series 2001A (FGIC)
  06-01-14                           5.50         1,000,000               1,067,910

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
Warren County
 Limited General Obligation Bonds
 Series 1992
  12-01-12                           6.10%         $445,000                $468,678
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $42,151,819)                                                     $42,392,563
-----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST
(1.3%)(e)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B)                            RATE          AMOUNT                   VALUE(A)
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2002 (MBIA)
  07-01-17                           5.50%         $500,000(d)             $561,220
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $560,319)                                                           $561,220
-----------------------------------------------------------------------------------

MUNICIPAL NOTES (1.4%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(C,H)                          YIELD        MATURITY                  VALUE(A)
Ohio Air Quality Development Authority
Revenue Bonds
Pollution Control Ohio Edison
V.R.D.N. Series 2000C (Wachovia Bank)
  06-01-23                           3.93%         $300,000                $300,000
Ohio State Water Development Authority
 Refunding Revenue Bonds
 FirstEnergy Generation Corporation
 V.R.D.N. Series 2006A (Barclays Bank)
  05-15-19                           3.90           300,000                 300,000
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $600,000)                                                           $600,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $43,312,138(i)                                                   $43,553,783
===================================================================================

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 22 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

RiverSource Ohio Tax-Exempt Fund

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2007.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA     --   ACA Financial Guaranty Corporation
AMBAC   --   Ambac Assurance Corporation
BIG     --   Bond Investors Guarantee
CGIC    --   Capital Guaranty Insurance Company
CIFG    --   IXIS Financial Guaranty
FGIC    --   Financial Guaranty Insurance Company
FHA     --   Federal Housing Authority
FNMA    --   Federal National Mortgage Association
FHLMC   --   Federal Home Loan Mortgage Corporation
FSA     --   Financial Security Assurance
GNMA    --   Government National Mortgage Association
MBIA    --   MBIA Insurance Corporation
XLCA    --   XL Capital Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.     --   Alternative Minimum Tax -- At May 31, 2007, the value of
                securities subject to alternative minimum tax represented
                4.5% of net assets.
B.A.N.     --   Bond Anticipation Note
C.P.       --   Commercial Paper
R.A.N.     --   Revenue Anticipation Note
T.A.N.     --   Tax Anticipation Note
T.R.A.N.   --   Tax & Revenue Anticipation Note
V.R.       --   Variable Rate
V.R.D.B.   --   Variable Rate Demand Bond
V.R.D.N.   --   Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 9.1% of net assets at May 31, 2007.

(e) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2007.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, June 2007, 10-year                                 $2,000,000

(h) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2007.

(i) At May 31, 2007, the cost of securities for federal income tax purposes was approximately $43,062,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $456,000
Unrealized depreciation                                              (214,000)
-----------------------------------------------------------------------------
Net unrealized appreciation                                          $242,000
-----------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 23 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Special Tax-Exempt Series
                                        Trust


By /s/ Patrick T. Bannigan
   -------------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -------------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date July 30, 2007


By /s/ Jeffrey P. Fox
   -------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date July 30, 2007